Schedule of Investments

ARK Transparency ETF

April 30, 2022 (Unaudited)

Investments	Shares	Value
COMMON STOCKS–99.8%

Aerospace & Defense - 5.1%
AeroVironment, Inc.*	1,925	$154,616
Axon Enterprise, Inc.*	1,306	146,533
BWX Technologies, Inc.	3,351	173,984
Mercury Systems, Inc.*	2,789	155,599
Rocket Lab USA, Inc.*	22,461	165,762
Total Aerospace & Defense		796,494

Auto Components - 2.2%
Autoliv, Inc. (Sweden)	2,367	174,401
Magna International, Inc. (Canada)	2,816	169,720
Total Auto Components		344,121

Biotechnology - 3.9%
Abcam PLC (United Kingdom)*(a)	9,873	153,229
BioMarin Pharmaceutical, Inc.*	2,334	189,871
CareDx, Inc.*	4,854	147,756
Twist Bioscience Corp.*	3,685	106,275
Total Biotechnology		597,131

Building Products - 1.2%
Allegion PLC	1,632	186,440

Capital Markets - 2.2%
Cboe Global Markets, Inc.	1,550	175,119
CME Group, Inc.	752	164,944
Total Capital Markets		340,063

Commercial Services & Supplies - 1.1%
Brady Corp., Class A	3,892	174,167

Construction Materials - 1.1%
CRH PLC (Ireland)(a)	4,499	178,071

Containers & Packaging - 1.2%
Sonoco Products Co.	2,878	178,177

Electrical Equipment - 0.8%
ChargePoint Holdings, Inc.*	9,073	117,405

Electronic Equipment, Instruments & Components - 2.1%
CDW Corp.	1,007	164,322
IPG Photonics Corp.*	1,646	155,514
Total Electronic Equipment, Instruments & Components		319,836

Entertainment - 2.2%
Netflix, Inc.*	482	91,753
Roku, Inc.*	1,438	133,590
Spotify Technology SA*	1,184	120,354
Total Entertainment		345,697

Food Products - 2.1%
Beyond Meat, Inc.*	3,734	137,710
McCormick & Co., Inc.	1,815	182,535
Total Food Products		320,245

Health Care Equipment & Supplies - 1.0%
Omnicell, Inc.*	1,404	153,275

Health Care Providers & Services - 0.9%
Owens & Minor, Inc.	4,041	143,415

Health Care Technology - 0.5%
Teladoc Health, Inc.*	2,496	84,265

Hotels, Restaurants & Leisure - 1.0%
Starbucks Corp.	1,977	147,563

Household Durables - 3.0%
Garmin Ltd.	1,514	166,146
Sonos, Inc.*	6,400	146,048
Sony Group Corp. (Japan)(a)	1,758	151,276
Total Household Durables		463,470

Household Products - 1.1%
Spectrum Brands Holdings, Inc.	2,021	171,927

Interactive Media & Services - 1.1%
TripAdvisor, Inc.*	6,669	171,193

Internet & Direct Marketing Retail - 2.9%
Amazon.com, Inc.*	55	136,710
Fiverr International Ltd.*	2,358	125,563
JD.com, Inc. (China)*(a)	3,123	192,564
Total Internet & Direct Marketing Retail		454,837

IT Services - 5.4%
Accenture PLC, Class A	534	160,392
Adyen NV (Netherlands)*(a)	9,119	152,014
Globant SA*	688	148,601
Shopify, Inc., Class A (Canada)*	264	112,681
Snowflake, Inc., Class A*	785	134,580
Twilio, Inc., Class A*	1,099	122,890
Total IT Services		831,158

Leisure Products - 2.4%
Acushnet Holdings Corp.	4,458	181,619
Hasbro, Inc.	2,191	192,939
Total Leisure Products		374,558

Life Sciences Tools & Services - 4.9%
Bio-Techne Corp.	414	157,192
Bruker Corp.	2,768	159,132
Evotec SE (Germany)*(a)	12,003	144,396
Thermo Fisher Scientific, Inc.	303	167,535
West Pharmaceutical Services, Inc.	436	137,366
Total Life Sciences Tools & Services		765,621

Machinery - 1.0%
Gates Industrial Corp. PLC*	12,011	153,140

Media - 1.8%
Cardlytics, Inc.*	3,232	110,308
Pearson PLC (United Kingdom)(a)	18,119	175,573
Total Media		285,881

Personal Products - 0.8%
Natura & Co. Holding SA (Brazil)(a)	16,716	125,704

Professional Services - 1.1%
RELX PLC (United Kingdom)(a)	5,800	170,810

Schedule of Investments (continued)

ARK Transparency ETF

April 30, 2022 (Unaudited)

Investments	Shares	Value
Semiconductors & Semiconductor Equipment - 9.6%
Allegro MicroSystems, Inc. (Japan)*	6,362	$154,660
Amkor Technology, Inc.	8,214	154,505
ASML Holding NV (Netherlands)	270	152,218
Canadian Solar, Inc. (Canada)*	5,114	140,737
Entegris, Inc.	1,370	152,604
KLA Corp.	491	156,757
MaxLinear, Inc.*	3,057	146,339
NVIDIA Corp.	653	121,112
Skyworks Solutions, Inc.	1,344	152,275
Teradyne, Inc.	1,519	160,194
Total Semiconductors & Semiconductor Equipment		1,491,401

Software - 25.4%
Adobe, Inc.*	394	156,004
Atlassian Corp. PLC, Class A*	611	137,371
Autodesk, Inc.*	838	158,617
Bill.com Holdings, Inc.*	788	134,519
Black Knight, Inc.*	3,088	203,159
Crowdstrike Holdings, Inc., Class A*	793	157,617
CyberArk Software Ltd.*	1,062	166,883
Datadog, Inc., Class A*	1,187	143,366
DocuSign, Inc.*	1,669	135,189
Dropbox, Inc., Class A*	7,730	168,127
Dynatrace, Inc.*	3,810	146,152
Elastic NV*	2,027	154,336
Five9, Inc.*	1,668	183,647
HubSpot, Inc.*	374	141,907
Intuit, Inc.	376	157,450
Momentive Global, Inc.*	11,022	174,368
Nutanix, Inc., Class A*	6,666	166,850
PagerDuty, Inc.*	5,236	149,592
Qualys, Inc.*	1,253	170,759
Rapid7, Inc.*	1,613	154,074
Roper Technologies, Inc.	381	179,039
Splunk, Inc.*	1,245	151,915
Sprout Social, Inc., Class A*	2,225	136,348
Synopsys, Inc.*	544	156,014
Workday, Inc., Class A*	756	156,265
Total Software		3,939,568

Specialty Retail - 1.1%
Buckle, Inc. (The)	5,455	169,432

Technology Hardware, Storage & Peripherals - 4.1%
Apple, Inc.	1,029	162,222
Corsair Gaming, Inc.*	8,483	128,348
HP, Inc.	4,951	181,355
NetApp, Inc.	2,152	157,634
Total Technology Hardware, Storage & Peripherals		629,559

Textiles, Apparel & Luxury Goods - 5.5%
Canada Goose Holdings, Inc. (Canada)*	6,765	147,274
Lululemon Athletica, Inc.*	491	174,124
PVH Corp.	2,335	169,941
Steven Madden Ltd.	4,653	191,052
VF Corp.	3,155	164,060
Total Textiles, Apparel & Luxury Goods		846,451
Total Common Stocks (Cost $20,591,520)		15,471,075
MONEY MARKET FUND–0.2%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.24% (b) (Cost $36,929)	36,929	36,929
Total Investments–100.0% (Cost $20,628,449)		15,508,004
Other Assets in Excess of Liabilities–0.0%(c)		6,845
Net Assets–100.0%		$15,514,849

*	Non-income producing security
(a)	American Depositary Receipt
(b)	Rate shown represents annualized 7-day yield as of April 30, 2022.
(c)	Less than 0.05%

Schedule of Investments (continued)

ARK Transparency ETF

April 30, 2022 (Unaudited)

Fair Value Measurement

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (i) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (ii) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1 — Quoted prices in active markets for identical assets.

• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of April 30, 2022, based upon the three levels defined above:

ARK Transparency ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks‡	$15,471,075	$–	$–	$15,471,075
Money Market Fund	36,929	–	–	36,929
Total	$15,508,004	$–	$–	$15,508,004

‡	Please refer to the Schedule of Investments to view securities segregated by industry type.